OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Components of other non-current assets:
Operating lease, ROU asset	$ 14,642		$ 9,847
Mark-to-market derivative valuation	540		46,970
Other non-current assets	12,729		24,700
Other non-current assets	27,911		80,409
LNG Croatia
Components of other non-current assets:
Other non-current assets		$ 16,200
Energy related derivative
Components of other non-current assets:
Mark-to-market derivative valuation	540		45,640
Currency swap
Components of other non-current assets:
Mark-to-market derivative valuation	0		214
Market to market interest rate swaps
Components of other non-current assets:
Mark-to-market derivative valuation	$ 0		$ 8